COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at September 30, 2013, were as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2013	1,518	359	1,877
2014	3,024	1,140	4,164
2015	2,595	648	3,243
2016	2,450	363	2,813
2017 and thereafter	2,984	-	2,984
	12,571	2,510	15,081

Expenses for lease of facilities for the nine months ended September 30, 2013 and 2012 were approximately $ 5,186 (unaudited) and $ 5,233, respectively.
Expenses for the lease of motor vehicles for the nine months ended September 30, 2013 and 2012 were approximately $ 1,774 (unaudited) and $ 1,569, respectively.

b.	Charges and guarantees:

As of September 30, 2013, the Company provided bank guarantees in an aggregate amount of $ 29,997 (which counts as part of its credit line) with respect to tender offer guarantees and performance guarantees to its customers.

c.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

The Company cannot estimate the exposure amount, and in any case, these allegations have not resulted in any action brought against the Company. The Company's management does not believe that it is probable that the above mentioned allegations will result in a loss to the Company. Accordingly, no provision was recorded with respect to these allegations.

d.	Indirect taxes:

The Company recorded a provision for indirect tax liabilities in Latin America, mainly to VAT and Custom duties for the year ended December 31, 2012 and the nine month period ended September 30, 2013, in the amount of approximately $26.9 and $24.9   million, respectively. In addition to the amount currently reserved, the Company may be subject to loss contingencies related to these matters estimated to be up to an additional $26 million. The Company believes that such undiscounted unreserved losses are reasonably possible but are not currently considered to be probable of occurrence.